Debt securities in issue - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Securitisation notes	£ 3,603	£ 3,705
Covered bonds	15,280	17,407
Securitisation programme
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Securitisation notes	3,603	3,705
Instruments providing security for notes	30,134	30,965
Covered bond programme
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Covered bonds	15,280	17,407
Instruments providing security for bonds	31,345	36,729
Restricted cash and cash equivalents	£ 3,936	£ 3,455